STOCK-BASED COMPENSATION - Summary of Other Selected Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of outstanding options	$ 0	$ 0
Weighted average fair value per share of options granted	$ 0.63	$ 1.56